SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,000	$ 4,000	$ 4,000
Additions/(Benefits) Charged to Costs and Expenses	4,076	476	155
Additions/(Benefits) Charged to Other Accounts Describe	50	0	0
Deductions-Describe, uncollectible accounts written off	4,152	497	169
Deductions-Describe, recoveries on accounts previously written off	(76)	(21)	(14)
Balance at End of Period	$ 4,050	$ 4,000	$ 4,000